Subsequent Events (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Aug. 10, 2021	Jul. 16, 2021	Jan. 02, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 23, 2021	May 07, 2021
Subsequent Event [Line Items]
Common stock shares issuance						141,771
Majority Shareholder [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount				$ 30,000					$ 100,000
Debt instrument, conversion price				$ 0.50					$ 0.49
Convertible Promissory Note Three [Member] | Majority Shareholder [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount			$ 55,000
Accrued interest			$ 7,951
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued for services				150,000	550,000	800,000
Common Stock [Member] | Convertible Promissory Note Three [Member] | Majority Shareholder [Member]
Subsequent Event [Line Items]
Common stock shares issuance			251,805
Debt instrument, conversion price			$ 0.25
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount	$ 806,000
Common stock shares issuance	930,000
Stock issued during period, value, new issues	$ 750,000
Debt interest rate	5.00%
Debt instrument, conversion price	$ 0.65
Convertible, type of security	the average closing price of the Company’s common stock during any ten consecutive trading days beginning on the date of the effectiveness of a registration statement with respect to the shares issuable upon conversion of the Note and ending 60 days after the date of such effectiveness is below $0.65, the conversion price shall be reduced to such average price but in no event less than $0.455 per share. In addition to customary anti-dilution adjustments the Note provides, subject to certain limited exceptions, that if the Company issues any common stock or common stock equivalents, as defined in the Note, at a per share price lower than the conversion price then in effect, the conversion price will be reduced to the per share price at which such shares or common share equivalents were sold.
Subsequent Event [Member] | Carter Terry [Member]
Subsequent Event [Line Items]
Legal Fees	$ 10,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Shares issued, price per share	$ 1.25
Subsequent Event [Member] | Common Stock [Member] | Carter Terry [Member]
Subsequent Event [Line Items]
Common stock shares issuance	36,145
Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock issued for services						450,000	375,000
Consulting Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued for services							300,000
Consulting Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued for services		20,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount								$ 750,000
Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of services	$ 75,000